Business Acquisition - Additional Information (Detail) ¥ in Thousands							1 Months Ended				12 Months Ended
	Jul. 10, 2018 USD ($)	Jul. 10, 2018 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)	May 03, 2016 USD ($)	May 03, 2016 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jul. 10, 2018 CNY (¥)	Sep. 30, 2017 USD ($)		Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill											$ 79,516,000			$ 29,459,000
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida")
Business Acquisition [Line Items]
Percentage of equity interest acquired									60.00%								60.00%
Total consideration	$ 5,931,000	¥ 39,600					$ 5,931,000	¥ 39,600
Revenue											7,748,000
Earnings since the acquisition date included in the consolidated income statement											$ 1,605,000
Cost method investments									$ 28,758,000					$ 32,089,000	[1]	¥ 192,000	¥ 192,000
Equity ownership interest	11.00%						11.00%	11.00%	40.00%		51.00%	51.00%	11.00%	40.00%		40.00%	40.00%
Settlement of contingent consideration									$ 7,098,000	¥ 46,000
Contingent consideration payable	$ 1,746,000												¥ 12,000
Change in fair value gain											$ 676,000
Change in fair value of option percentage											11.00%
Net purchase price											$ 32,800,000	¥ 225,300
Equity interest in acquiree, remeasurement loss											$ 590,000
Equity interest in acquiree, percentage											40.00%	40.00%
Xiamen NetinNet
Business Acquisition [Line Items]
Percentage of equity interest acquired					80.00%
Total consideration					$ 32,666,000	¥ 212,000
Goodwill					$ 22,921,000													$ 22,921,000
Net purchase price																		$ 32,666,000
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Business Acquisition [Line Items]
Percentage of equity interest acquired			80.00%
Total consideration			$ 6,059,000	¥ 40,000
Goodwill			3,547,000
Revenue											$ 2,557,000
Earnings since the acquisition date included in the consolidated income statement											$ 693,000
Net purchase price			$ 6,059,000

[1]	In September 2017, the Group invested RMB192 million (US$28,858) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China's Legal Professional Qualification Examination. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. The investment agreement between the Group and Beijing Ruida included a call option and certain contingent consideration payable by the Group. Under the call option, the Group has the option to further increase its equity interest in Beijing Ruida up to 60% before April 2019 if certain pre-agreed conditions are met. In addition, the Group was also subject to certain contingent consideration to Beijing Ruida if certain pre-agreed conditions were met. With the assistance of an independent appraiser, the Company initially estimated the fair value of the call option and the contingent consideration payable to approximate RMB10.5 million (US$1,580) and RMB21.5 million (US$3,231), respectively. The call option was included as part of the preferred shares investment. The Company recorded the contingent consideration payable at fair value included under "Accrued expenses and other liabilities" and remeasured the contingent consideration to fair value at each reporting period. In July 2018, the Company settled its contingent consideration and paid RMB46.0 million (US$6,893) to Beijing Ruida in accordance with the terms of the original agreement. As a result, the Group recorded a charge due to change value amounting to US$3,867 in its consolidated statements of operations. Additionally, in July 2018, the Group also exercised partial of its call option to acquire an additional 11% equity interest of Beijing Ruida at cash consideration of RMB39.6 million (US$5,931). Following the completion of the transaction, the Group held 51% equity interest in Beijing Ruida and as a result, Beijing Ruida became a consolidated subsidiary of the Group. Refer to Note 3 for further details.